RELATED PARTY TRANSACTIONS - Schedule of Amounts Due to Related Parties (Detail) ¥ in Thousands, $ in Thousands	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)
Related Party Transaction [Line Items]
Amounts due to related parties	$ 15,381	¥ 110,038	¥ 157,295
Due to Other Related Parties, Noncurrent	$ 3,038	21,736
Laian Country Garden Property Development Co., Ltd
Related Party Transaction [Line Items]
Amounts due to related parties		11,550	11,550
Changsha Ningxiang Country Garden Property Development Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties		8,732	8,732
Chuzhou Country Garden Property Development Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties		30,769	12,000
Wuhan Country Garden Property Management Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties		3,154	3,154
Guangdong Teng An Mechanics and Electrics Engineering Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties		6,515	5,781
Guangdong Giant Leap Construction Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties		10,166	17,058
Guangyuan Country Garden Investment Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties			1,200
Baoding Baigou New Town Honghua Eaton Commerce Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties		3,000	3,000
New Learning Management Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties			89,469
Huaihua Zhiyi Network Technology Limited Partnership
Related Party Transaction [Line Items]
Amounts due to related parties		18,335
Due to Other Related Parties, Noncurrent		14,490
Huaihua Yimeng Network Technology Limited Partnership
Related Party Transaction [Line Items]
Amounts due to related parties		9,167
Due to Other Related Parties, Noncurrent		7,246
Huidong Country Garden Real Estate Development Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties		3,110
Others
Related Party Transaction [Line Items]
Amounts due to related parties		¥ 5,540	¥ 5,351